UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22927

        Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                   Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                  Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders April 30, 2020
PDBC	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

April 30, 2020

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-26.05%
U.S. Treasury Bills-26.05%
1.50%–1.51%, 05/28/2020(b)(c)	$425,000,000	$424,985,656
0.00%, 07/02/2020(b)(d)	35,000,000	34,995,178

Total U.S. Treasury Securities (Cost $459,522,030)		459,980,834

	Shares
Money Market Funds-69.76%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(e)(f)	1,099,600,199	1,099,600,199

	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.73%(e)(f)	131,928,000	$131,928,000

Total Money Market Funds (Cost $1,231,528,199)		1,231,528,199

TOTAL INVESTMENTS IN SECURITIES-95.81% (Cost $1,691,050,229)		1,691,509,033
OTHER ASSETS LESS LIABILITIES-4.19%		73,953,357

NET ASSETS-100.00%		$1,765,462,390

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	$99,986,500 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2J.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security traded at a premium.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$126,655,719	$1,933,757,822	$(960,813,342)	$-	$-	$1,099,600,199	$2,942,208
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	65,317,922	1,347,107,169	(1,280,497,091)	-	-	131,928,000	977,260

Total	$191,973,641	$3,280,864,991	$(2,241,310,433)	$-	$-	$1,231,528,199	$3,919,468

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,875	December-2020	$61,781,250	$ (8,402,669)	$ (8,402,669)
Corn	2,539	December-2020	42,813,888	(2,322,905)	(2,322,905)
Gasoline RBOB	1,250	June-2021	53,208,750	(2,444,114)	(2,444,114)
Gold	496	December-2020	84,563,040	2,453,637	2,453,637
LME Copper	260	June-2020	33,663,500	1,652,298	1,652,298
LME Primary Aluminum	812	December-2020	31,130,050	(71,848)	(71,848)
LME Zinc	614	December-2020	29,993,900	923,815	923,815
Natural Gas	1,351	January-2021	42,083,650	4,111,281	4,111,281
NY Harbor ULSD	733	December-2020	32,149,820	(5,661,619)	(5,661,619)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2020

(Unaudited)

Open Futures Contracts—(continued)

Long Futures Contracts–(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Silver	215	December-2020	$16,335,700	$263,407	$263,407
Soybean	1,088	July-2020	46,525,600	(481,261)	(481,261)
Sugar No. 11	3,590	October-2020	42,741,104	(815,035)	(815,035)
Wheat	1,989	July-2020	52,136,662	(2,199,030)	(2,199,030)
WTI Crude Oil	1,866	December-2020	55,270,920	(5,959,413)	(5,959,413)

Total Futures Contracts				$(18,953,456)	$(18,953,456)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Citibank, N.A.	Receive	Citigroup Gobal Markets Limited Commodity Index	0.21%	Monthly	May-2020	$150,000,000	$–	$(3,533,413)	$(3,533,413)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.28	Monthly	May-2020	225,000,000	–	(5,430,485)	(5,430,485)
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.26	Monthly	May-2020	225,000,000	–	(5,137,296)	(5,137,296)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCB008 Index	0.24	Monthly	May-2020	275,000,000	–	(5,220,259)	(5,220,259)
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.24	Monthly	May-2020	275,000,000	–	(5,007,348)	(5,007,348)

Total - Total Return Swap Agreements							$–	$(24,328,801)	$(24,328,801)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $83,760,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2020

(Unaudited)

Reference Entity Components

Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Gold	11.78%
	Brent Crude Oil	9.86
	RBOB Gasoline	9.66
	WTI Crude Oil	9.50
	Heating Oil	8.26
	Wheat	7.95
	Soybean	7.04
	Corn	6.63
	Sugar	6.51
	Natural Gas	5.83
	Copper	5.13
	Aluminium	4.75
	Zinc	4.60
	Silver	2.50

	Total	100.00%

Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	Gold	11.46%
	WTI Crude Oil	10.52
	Brent Crude Oil	9.69
	RBOB Gasoline	8.70
	Heating Oil	8.24
	Wheat	8.00
	Soybean	6.99
	Corn	6.64
	Sugar	6.38
	Natural Gas	5.86
	Copper	5.31
	Aluminium	4.90
	Zinc	4.71
	Silver	2.60

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2020

(Unaudited)

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage
Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	Gold	11.83%
	Brent Crude Oil	9.86
	RBOB Gasoline	9.66
	WTI Crude Oil	9.50
	Heating Oil	8.26
	Wheat	7.96
	Soybean	6.99
	Corn	6.63
	Sugar	6.51
	Natural Gas	5.83
	Copper	5.13
	Aluminium	4.75
	Zinc	4.60
	Silver	2.49

	Total	100.00%

Morgan Stanley MSCB008 Index
	Long Futures Contracts
	Gold	10.83%
	WTI Crude Oil	10.60
	Brent Crude Oil	9.84
	RBOB Gasoline	9.64
	Heating Oil	8.24
	Wheat	7.94
	Soybean	7.03
	Corn	6.62
	Sugar	6.50
	Natural Gas	5.82
	Copper	5.12
	Aluminium	4.74
	Zinc	4.59
	Silver	2.49

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2020

(Unaudited)

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Gold	12.77%
	WTI Crude Oil	9.89
	Brent Crude Oil	9.79
	RBOB Gasoline	8.71
	Heating Oil	8.32
	Wheat	7.90
	Soybean	6.97
	Corn	6.54
	Sugar	6.46
	Natural Gas	5.79
	Copper	5.09
	Aluminium	4.73
	Zinc	4.56
	Silver	2.48

	Total	100.00%

Portfolio Composition
Risk Allocation* (% of the Fund’s Net Assets)
as of April 30, 2020

Asset Class	Risk Contribution by Sector
Commodities
	Energy	41.16%
	Agriculture	28.06
	Precious Metals	15.87
	Base Metals	14.91

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Assets:
Unaffiliated investments in securities, at value	$459,980,834
Affiliated investments in securities, at value	1,231,528,199
Other investments:
Unrealized appreciation on LME futures contracts	2,576,113
Cash	6,992,076
Deposits with brokers:
Cash collateral-OTC derivatives	83,760,000
Receivable for:
Dividends	369,232
Variation margin on non-LME futures contracts	12,018,198

Total assets	1,797,224,652

Liabilities:
Other investments:
Unrealized depreciation on LME futures contracts	71,848
Unrealized depreciation on swap agreements – OTC	24,328,801
Payable for:
LME futures contracts	6,705,113
Accrued unitary management fees	656,500

Total liabilities	31,762,262

Net Assets	$1,765,462,390

Net assets consist of:
Shares of beneficial interest	$2,237,626,939
Distributable earnings (loss)	(472,164,549)

Net Assets	$1,765,462,390

Shares outstanding (unlimited amount authorized, $0.01 par value)	153,604,000
Net asset value	$11.49

Market price	$11.53

Unaffiliated investments in securities, at cost	$459,522,030

Affiliated investments in securities, at cost	$1,231,528,199

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Consolidated Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Investment income:
Unaffiliated interest income	$7,628,935
Affiliated dividend income	3,919,468

Total investment income	11,548,403

Expenses:
Unitary management fees	4,821,411

Less: Waivers	(619,557)

Net expenses	4,201,854

Net investment income	7,346,549

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	15,082
Futures contracts	(93,982,287)
Swap agreements	(310,173,241)

Net realized gain (loss)	(404,140,446)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(605,278)
Futures contracts	(19,776,528)
Swap agreements	(54,365,684)

Change in net unrealized appreciation (depreciation)	(74,747,490)

Net realized and unrealized gain (loss)	(478,887,936)

Net increase (decrease) in net assets resulting from operations	$(471,541,387)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Operations:
Net investment income	$7,346,549	$31,215,255
Net realized gain (loss)	(404,140,446)	(499,775,791)
Change in net unrealized appreciation (depreciation)	(74,747,490)	219,750,316

Net decrease in net assets resulting from operations	(471,541,387)	(248,810,220)

Distributions to Shareholders from:
Distributable earnings	(23,049,800)	(18,571,771)

Shareholder Transactions:
Proceeds from shares sold	1,094,379,189	670,219,223
Value of shares repurchased	(489,444,542)	(1,251,058,287)

Net increase (decrease) in net assets resulting from share transactions	604,934,647	(580,839,064)

Net increase (decrease) in net assets	110,343,460	(848,221,055)

Net assets:
Beginning of period	1,655,118,930	2,503,339,985

End of period	$1,765,462,390	$1,655,118,930

Changes in Shares Outstanding:
Shares sold	84,400,000	41,000,000
Shares repurchased	(34,900,000)	(77,700,000)
Shares outstanding, beginning of period	104,104,000	140,804,000

Shares outstanding, end of period	153,604,000	104,104,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Consolidated Financial Highlights

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

	Six Months Ended April 30, 2020 (Unaudited)		Years Ended October 31,					For the Period November 5, 2014(a) Through October 31, 2015
			2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$15.90		$17.78		$17.44	$17.40	$17.64	$25.00
Net investment income (loss)(b)	0.06		0.27		0.22	0.02	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments.	(4.24)		(2.00)		0.79	1.14	(0.20)	(7.27)
Total from investment operations	(4.18)		(1.73)		1.01	1.16	(0.24)	(7.36)
Distributions to shareholders from:
Net investment income	(0.23)		(0.15)		(0.67)	(1.12)	-	-
Net asset value at end of period	$11.49		$15.90		$17.78	$17.44	$17.40	$17.64
Market price at end of period(c)	$11.53		$15.89		$17.76	$17.47	$17.41	$17.64
Net Asset Value Total Return(d)	(26.72)%		(9.66)%		6.04%	6.84%	(1.36)%	(29.44	)%(e)
Market Price Total Return(d)	(26.42)%		(9.63)%		5.73%	6.95%	(1.30)%	(29.44	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,765,462		$1,655,119		$2,503,340	$610,607	$381,039	$7,128
Ratio to average net assets of:
Expenses, after Waivers(f)	0.51	%(g)	0.57	%(h)	0.57%	0.57%	0.55%	0.50	%(g)
Expenses, prior to Waivers(f)	0.59	%(g)	0.60	%(h)	0.59%	0.59%	0.59%	0.59	%(g)
Net investment income (loss)	0.90	%(g)	1.65	%(h)	1.20%	0.11%	(0.25)%	(0.47	)%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 7, 2014, the first day of trading on the Exchange) to October 31, 2015 was (29.97)%. The market price total return from Fund Inception to October 31, 2015 was (30.03)%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

12

Notes to Consolidated Financial Statements

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) was organized as a Delaware statutory trust on December 23, 2013 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC) (the “Fund”).

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the commodities markets primarily through investment in Invesco Optimum Yield Diversified Commodity Strategy No K-1 Cayman Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco

13

Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Total return swap agreements are valued on a daily basis in accordance with the agreements, using observable inputs, such as valuation indications provided by index providers, whenever available. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund is traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between the Fund and conventional ETFs.

Commodity-Linked Derivative Risk. Investments linked to the prices of commodities may be considered speculative. The Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

14

Commodity Pool Risk. The Subsidiary’s investments in futures contracts has caused it and the Fund to be deemed commodity pools, thereby subjecting each of the Subsidiary and the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Registration as a commodity pool may have negative effects on the ability of the Fund or the Subsidiary to engage in its planned investment program. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Leverage Risk. The Subsidiary may invest in portfolio investments that can give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by the Fund, and may potentially result in a loss greater than the amount invested in the derivative itself. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for the Fund to do so.

Liquidity Risk. For the Fund, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Pooled Investment Vehicle Risk. The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying commodities in which the pooled vehicles invest. As a shareholder in such a vehicle, the Fund will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore the Fund will not receive all protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk. To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

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Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

D.

Country Determination - For the purposes of presentation in the Consolidated Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it

16

invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Futures Contracts - The Subsidiary invests in commodity-linked futures contracts that generally are representative of the components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark Index”), an index composed of future contracts on 14 of the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, New York Harbor Ultra Low Sulphur Diesel (previously referred to as heating oil), WTI crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc.

A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations.

For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, the Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Benchmark Index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

K.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s

17

NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.59% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

The Adviser has contractually agreed, through at least August 31, 2022, to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended April 30, 2020, the Adviser waived fees of $619,557.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$459,980,834	$-	$459,980,834
Money Market Funds	1,231,528,199	-	-	1,231,528,199

Total Investments in Securities	1,231,528,199	459,980,834	-	1,691,509,033

Other Investments - Assets(a)
Futures Contracts	9,404,438	-	-	9,404,438

Other Investments - Liabilities(a)
Futures Contracts	(28,357,894)	-	-	(28,357,894)
Swap Agreements	-	(24,328,801)	-	(24,328,801)

	(28,357,894)	(24,328,801)	-	(52,686,695)

Total Other Investments	(18,953,456)	(24,328,801)	-	(43,282,257)

Total Investments	$1,212,574,743	$435,652,033	$-	$1,648,226,776

(a)	Unrealized appreciation (depreciation).

NOTE 5–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which the Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2020:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts–Exchange-Traded(a)	$9,404,438
Derivatives not subject to master netting agreements	(9,404,438)

Total Derivative Assets subject to master netting agreements	$-

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Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts–Exchange-Traded(a)	$(28,357,894)
Unrealized depreciation on swap agreements–OTC	(24,328,801)

Total Derivative Liabilities	(52,686,695)

Derivatives not subject to master netting agreements	28,357,894

Total Derivative Liabilities subject to master netting agreements	$(24,328,801)

(a)

Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets and Liabilities for non-LME futures contracts.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2020:

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citiank, N.A.	$–	$(3,533,413)	$(3,533,413)	$–	$3,533,413	$–
Goldman Sachs International	–	(5,430,485)	(5,430,485)	–	–	(5,430,485)
Macquarie Bank Ltd.	–	(5,137,296)	(5,137,296)	–	5,137,296	–
Morgan Stanley Capital Services LLC	–	(5,220,259)	(5,220,259)	–	5,220,259	–
Royal Bank of Canada	–	(5,007,348)	(5,007,348)	–	5,007,348	–

Total	$–	$(24,328,801)	$(24,328,801)	$–	$18,898,316	$(5,430,485)

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2020

The table below summarizes the Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain (Loss):
Futures contracts	$(93,982,287)
Swap agreements	(310,173,241)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(19,776,528)
Swap agreements	(54,365,684)

Total	$(478,297,740)

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Swap Agreements
Average notional value	$396,724,459	$1,305,000,000

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

20

The Fund had capital loss carryforwards as of October 31, 2019, as follows:

No expiration
Short-Term	Long-Term	Total*
$704	$-	$704

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $0 and $0, respectively.

As of April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$9,870,506
Aggregate unrealized (depreciation) of investments	(82,699,548)

Net unrealized appreciation (depreciation) of investments	$(72,829,042)

Cost of investments for tax purposes is $1,721,055,818.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation for the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 9–Capital

Shares are issued and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted for any otherwise permitted in-kind transaction, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these consolidated financial statements may materially differ from the value received upon actual sales of those investments.

21

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

22

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”), a series of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Actual	$1,000.00	$732.80	0.51%	$2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.51	2.56

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

23

Approval of Investment Advisory Contract

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF, Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF, Invesco Bloomberg Commodity Strategy ETF and Invesco Energy Commodity Strategy No K-1 ETF (each, a “Fund” and together, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF, each of its benchmark indexes (DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Excess Return Index”) and DBIQ Optimum Yield Diversified Commodity Index Total Return (the “Total Return Index”)) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 7, 2014) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed the Excess Return Index for the one-year and three-year periods but underperformed it for the five-year and since-inception periods and underperformed the Total Return Index for the one-year, three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, three-year, five-year and since-inception periods. In considering the performance of the Fund, the Board noted that the Fund invests in Invesco DB Optimum Yield Diversified Commodity Strategy Cayman Ltd., a wholly-owned subsidiary, which is also managed by the Adviser.

The Board did not review the performance of Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF, Invesco Bloomberg Commodity Strategy ETF and Invesco Energy Commodity Strategy No K-1 ETF because those Funds had not commenced operations as of December 31, 2019.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee is 0.59% for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF and Invesco Bloomberg Commodity Strategy ETF and 0.65% for Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF and Invesco Energy Commodity Strategy No K-1 ETF, and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (as set forth in the Investment Advisory Agreement).

The Trustees compared the net expense ratios of Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF and Invesco Bloomberg Commodity Strategy ETF to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, and compared the net expense ratios of Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Energy Commodity Strategy No K-1 ETF and Invesco Base Metals Commodity Strategy No K-1 ETF to Lipper information on the net expense ratios of comparable ETFs. The Trustees noted that the net expense ratio of each Fund was higher than the median net expense ratios of its ETF peer funds, and each of Invesco Optimum

24

Approval of Investment Advisory Contract (continued)

Yield Diversified Commodity Strategy No K-1 ETF’s and Invesco Bloomberg Commodity Strategy ETF’s net expense ratio was lower than the median net expense ratios of its open-end index peer funds and its open-end actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to one of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. (The Trustees did not consider the estimated profitability of the Adviser in managing Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF, Invesco Bloomberg Commodity Strategy ETF or Invesco Energy Commodity Strategy No K-1 ETF because those Funds had not yet commenced operations as of December 31, 2019.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

25

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PDBC-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:        /s/ Anna Paglia

Name:   Anna Paglia

Title:     President

Date:     July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Anna Paglia

Name:   Anna Paglia

Title:     President

Date:     July 6, 2020

By:        /s/ Kelli Gallegos

Name:   Kelli Gallegos

Title:     Treasurer

Date:     July 6 2020